[redacted]

11000572

13FCON P 5/24/11

CONFIDENTIAL

RECEIVED
AUG 16 2010
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street
New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Gashler
Title: General Counsel
Phone: 212-603-5700

Signature, Place, and Date of Signing:

[Signature]	New York, New York [City, State]	August 12, 2010 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in
this report and a portion are reported by other reporting manager(s).)

JRAPP\169765.1

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $133,120 (thousands)

List of Other Included Managers:

None.

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 6/30/10

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Expected Quarter Close	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
								(a) Sole	(b) Shared	(c) None
4th Qtr 2010	AIRGAS INC	COM	009363102	45,219	727,000 SH	SOLE		727,000	-	-
2nd Qtr 2011	ALLEGHENY ENERGY INC	COM	017361106	14,579	705,000 SH	SOLE		705,000	-	-
3rd Qtr 2010	CASEYS GEN STORES INC	COM	147528103	19,195	550,000 SH	SOLE		550,000	-	-
4th Qtr 2010	LIBERTY ACQUISITION HLDGS CO	COM	53015Y107	1,092	110,000 SH	SOLE		110,000	-	-
4th Qtr 2010	MARINER ENERGY INC	COM	56845T305	1,552	72,250 SH	SOLE		72,250	-	-
4th Qtr 2010	SMITH INTL INC	COM	832110100	51,483	1,367,400 SH	SOLE		1,367,400	-	-

Value Total: $ 133,120

Entry Total: 6